Other Income (Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income And Other Expense Disclosure [Line Items]
Interest income	$ 2,599,279	$ 3,298,083	$ 3,302,882
Sale of E-Roda trademark	0	0	1,942,682
Investment gain	0	308,160	601,793
Others	(455,729)	(58,836)	(92,340)
Other expenses	$ 2,143,550	$ 3,547,407	$ 5,755,017